SUPPLEMENT
DATED AUGUST 24, 2022 TO THE
STATUTORY PROSPECTUS
Timothy Plan Family of Funds
(Class A and Class C Shares)
DATED JANUARY 28, 2022
Effective August 24, 2022, for additional transparency and clarification, Voluntary Fee Waiver footnotes were added to the “Annual Fund Operating Expenses” table under the “Fees and Expenses” section for each designated fund. Fee Waivers are listed on page 79 in “Section 3, Who Manages Your Money.”
On page 2 of the Prospectus:
Aggressive Growth Fund
Shareholder Fees
(Fees paid directly from your investment)

	Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)	5.50%	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds) (1)	None	1.00%
Redemption fees	None	None
Exchange fees	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fee (2)	0.85%	0.85%
Distribution/Service (12b‑1 Fees)	0.25%	1.00%
Other Expenses	0.50%	0.50%
Acquired Funds Fees and Expenses (3)	0.01%	0.01%
Total Annual Fund Operating Expenses	1.61%	2.36%

(1)
A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

(2)
VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (10 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser may amend or terminate its voluntary waiver at any time. For more details, please see “Voluntary Fee Waivers” beginning on page 58 of the Statutory Prospectus.

(3)
Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

On page 6 of the Prospectus:
International Fund
Shareholder Fees
(Fees paid directly from your investment)

	Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)	5.50%	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds) (1)	None	1.00%
Redemption fees	None	None
Exchange fees	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fee (2)	1.00%	1.00%
Distribution/Service (12b‑1 Fees)	0.25%	1.00%
Other Expenses	0.38%	0.38%
Acquired Funds Fees and Expenses (3)	0.01%	0.01%
Total Annual Fund Operating Expenses	1.64%	2.39%

(1)
A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

(2)
VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (5 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser may amend or terminate its voluntary waiver at any time. For more details, please see “Voluntary Fee Waivers” beginning on page 58 of the Statutory Prospectus.

(3)
Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

On page 10 of the Prospectus:
Large/Mid Cap Growth Fund
Shareholder Fees
(Fees paid directly from your investment)

	Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)	5.50%	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds) (1)	None	1.00%
Redemption fees	None	None
Exchange fees	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fee (2)	0.85%	0.85%
Distribution/Service (12b‑1 Fees)	0.25%	1.00%
Other Expenses	0.40%	0.40%
Acquired Funds Fees and Expenses (3)	0.11%	0.11%
Total Annual Fund Operating Expenses	1.61%	2.36%

(1)
A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

(2)
VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (11 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser may amend or terminate its voluntary waiver at any time. For more details, please see “Voluntary Fee Waivers” beginning on page 58 of the Statutory Prospectus.

(3)
Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

On page 14 of the Prospectus:
Small Cap Value Fund
Shareholder Fees
(Fees paid directly from your investment)

	Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)	5.50%	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds) (1)	None	1.00%
Redemption fees	None	None
Exchange fees	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fee (2)	0.85%	0.85%
Distribution/Service (12b‑1 Fees)	0.25%	1.00%
Other Expenses	0.36%	0.36%
Acquired Funds Fees and Expenses (3)	0.06%	0.06%
Total Annual Fund Operating Expenses	1.52%	2.27%

(1)
A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

(2)
VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (12 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser may amend or terminate its voluntary waiver at any time. For more details, please see “Voluntary Fee Waivers” beginning on page 58 of the Statutory Prospectus.

(3)
Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

On page 18 of the Prospectus:
Large/Mid Cap Value Fund
Shareholder Fees
(Fees paid directly from your investment)

	Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)	5.50%	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds) (1)	None	1.00%
Redemption fees	None	None
Exchange fees	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fee (2)	0.85%	0.85%
Distribution/Service (12b‑1 Fees)	0.25%	1.00%
Other Expenses	0.35%	0.35%
Acquired Funds Fees and Expenses (3)	0.13%	0.13%
Total Annual Fund Operating Expenses	1.58%	2.33%

(1)
A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

(2)
VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (15 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser may amend or terminate its voluntary waiver at any time. For more details, please see “Voluntary Fee Waivers” beginning on page 58 of the Statutory Prospectus.

(3)
Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

On page 22 of the Prospectus:
Fixed Income Fund
Shareholder Fees
(Fees paid directly from your investment)

	Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)	4.50%	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds) (1)	None	1.00%
Redemption fees	None	None
Exchange fees	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fee (2)	0.60%	0.60%
Distribution/Service (12b‑1 Fees)	0.25%	1.00%
Other Expenses	0.49%	0.49%
Total Annual Fund Operating Expenses	1.34%	2.09%

(1)
A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust’s Distributor, Timothy Partners, Ltd., will pay a finder’s fee of 0.50% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $4 million, and 0.25% on all amounts in excess of $4 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

(2)
VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (20 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser may amend or terminate its voluntary waiver at any time. For more details, please see “Voluntary Fee Waivers” beginning on page 58 of the Statutory Prospectus.

On page 26 of the Prospectus:
High Yield Bond Fund
Shareholder Fees
(Fees paid directly from your investment)

	Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)	4.50%	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds) (1)	None	1.00%
Redemption fees	None	None
Exchange fees	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fee (2)	0.60%	0.60%
Distribution/Service (12b‑1 Fees)	0.25%	1.00%
Other Expenses	0.53%	0.53%
Acquired Funds Fees and Expenses (3)	0.01%	0.01%
Total Annual Fund Operating Expenses	1.39%	2.14%

(1)
A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust’s Distributor, Timothy Partners, Ltd., will pay a finder’s fee of 0.50% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $4 million, and 0.25% on all amounts in excess of $4 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

(2)
VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (5 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser may amend or terminate its voluntary waiver at any time. For more details, please see “Voluntary Fee Waivers” beginning on page 58 of the Statutory Prospectus.

(3)
Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

On page 34 of the Prospectus:
Defensive Strategies Fund
Shareholder Fees
(Fees paid directly from your investment)

	Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)	5.50%	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds) (1)	None	1.00%
Redemption fees	None	None
Exchange fees	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fee (2)	0.60%	0.60%
Distribution/Service (12b‑1 Fees)	0.25%	1.00%
Other Expenses	0.63%	0.63%
Acquired Funds Fees and Expenses (3)	0.02%	0.02%
Total Annual Fund Operating Expenses	1.50%	2.25%

(1)
A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

(2)
VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (5 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser may amend or terminate its voluntary waiver at any time. For more details, please see “Voluntary Fee Waivers” beginning on page 58 of the Statutory Prospectus.

(3)
Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

On page 38 of the Prospectus:
Growth & Income Fund
Shareholder Fees
(Fees paid directly from your investment)

	Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)	5.50%	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds) (1)	None	1.00%
Redemption fees	None	None
Exchange fees	None	None

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fee (2)	0.85%	0.85%
Distribution/Service (12b‑1 Fees)	0.25%	1.00%
Other Expenses	0.80%	0.80%
Acquired Funds Fees and Expenses (3)	0.34%	0.34%
Total Annual Fund Operating Expenses	2.24%	2.99%

(1)
A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

(2)
VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (38 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser may amend or terminate its voluntary waiver at any time. For more details, please see “Voluntary Fee Waivers” beginning on page 58 of the Statutory Prospectus.

(3)
Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

On page 79 of the Prospectus:
The Investment Advisor
TIMOTHY PARTNERS, LTD.
Timothy Partners, Ltd. (“TPL”), 1055 Maitland Center Commons Boulevard, Maitland, FL 32751, is a Florida limited partnership organized on December 6, 1993, and is registered with the Securities and Exchange Commission as an investment advisor. TPL supervises the investment of the assets of each Fund in accordance with the objectives, policies, and restrictions of the Trust. TPL approves the portfolio of securities selected by the Investment Managers. To determine which securities are Excluded Securities, TPL utilizes an affiliated company to conduct its research and consults a number of Christian ministries on these issues. TPL retains the right to change the sources from whom it acquires its information at its discretion. TPL has been the advisor to the Funds since their inceptions.
For its advisory services, TPL is paid an annual fee equal to 0.85% on the Small Cap Value Fund, 0.85% on the Large/Mid Cap Value Fund, 0.85% on the Aggressive Growth Fund, 0.85% on the Large/Mid Cap Growth Fund, 1.00% on the International Fund, 0.60% on the Fixed Income Fund, 0.60% on the High Yield Bond Fund, 1.00% on the Israel Common Values Fund, 0.60% on the Defensive Strategies Fund, 0.85% on the Growth & Income Fund and 0.65% on both the Strategic Growth Fund and the Conservative Growth Fund.
As of September 30, 2021, TPL managed approximately $ 1.834 billion in Timothy Plan Fund Assets.
COVENANT FUNDS, INC.
Covenant Funds, Inc., a Florida corporation (“CFI”), is the managing general partner of TPL. Arthur D. Ally is President, Chairman and Trustee of the Trust, as well as President and 75% shareholder of CFI. Mr. Ally had over eighteen years of experience in the investment industry prior to founding TPL, having worked for Prudential Bache, Shearson Lehman Brothers and Investment Management & Research. Some or all of these firms may be utilized by an Investment Manager to execute portfolio trades for a Fund. Neither Mr. Ally nor any affiliated person of the Trust will receive any benefit from such transactions.
Voluntary Fee Waivers
During the fiscal year ended September 30, 2021, the Adviser voluntarily waived a portion of its fees for certain Funds in order to lower the expenses of those Funds for shareholders. The table below highlights the Funds that received fee waivers, the Total Expense Ratios before fee waivers, and the Net Expense Ratios after fee waivers.

Fund	Share Class	Total Expense Ratio[1] (before fee waivers)	Voluntary Fee Waiver[2]	Net Expense Ratio[1] (after fee waivers)
Aggressive Growth	A	1.60%	0.10%	1.50%
Aggressive Growth	C	2.35%	0.10%	2.25%
International Fund	A	1.63%	0.05%	1.58%

Fund	Share Class	Total Expense Ratio[1] (before fee waivers)	Voluntary Fee Waiver[2]	Net Expense Ratio[1] (after fee waivers)
International Fund	C	2.38%	0.05%	2.33%
Large/Mid Growth Fund	A	1.50%	0.11%	1.39%
Large/Mid Growth Fund	C	2.25%	0.11%	2.14%
Small Cap Value Fund	A	1.46%	0.12%	1.34%
Small Cap Value	C	2.21%	0.12%	2.09%
Large/Mid Value Fund	A	1.45%	0.15%	1.30%
Large/Mid Value Fund	C	2.20%	0.15%	2.05%
Fixed Income Fund	A	1.34%	0.20%	1.14%
Fixed income Fund	C	2.09%	0.20%	1.89%
High Yield Bond Fund	A	1.38%	0.05%	1.33%
High Yield Bond Fund	C	2.13%	0.05%	2.08%
Defensive Strategies Fund	A	1.48%	0.05%	1.43%
Defensive Strategies Fund	C	2.23%	0.05%	2.18%
Growth & Income Fund	A	1.90%	0.38%	1.52%
Growth & Income Fund	C	2.65%	0.38%	2.27%

(1)	Numbers reflect the expense ratios disclosed in the Trust’s audited Annual Report, as of and for the year ended September 30, 2021, and do not include Acquired Funds Fees and Expenses.
(2)
This voluntary fee waiver may be revised or terminated at any time without notice to shareholders and is not reflected in the fee table above, please see the “Fee Waivers” section of the prospectus for more details.

The additional voluntary fee waivers may fluctuate or be discontinued by the Advisor at any time without notice; however, the Advisor currently anticipates maintaining the waiver for a minimum period of six months from the effective date. Please note that the removal of the voluntary waiver will lead to increased expenses which will impact the Fund’s yield.
The Investment Managers
TPL, with the Trust’s consent, has engaged the services of the Investment Managers described below to provide day‑to‑day investment advisory services to certain of the Funds. TPL pays all fees charged by the Investment Managers for such services.
A discussion of the considerations employed by the Board of Trustees (the “Board”) in their approval of TPL as Advisor to the Trust, and each Investment Manager as manager of the Funds in 2021, is available in the Funds’ semi-annual report dated March 31, 2021.
The Statement of Additional Information (“SAI”) for the Trust’s Class A and Class C Shares, dated January 28, 2022, contains additional information about the compensation paid to the portfolio managers, other accounts and account types managed by the Advisor and Investment Managers, and ownership of Fund shares. The SAI is available upon request at no charge. To receive a copy of the SAI you may request one by calling the Funds at (800) 846‑7526.
ALL PORTIONS OF THE PROSPECTUS NOT CHANGED BY THIS SUPPLEMENT OR OTHER SUPPLEMENTS SHALL REMAIN IN FULL FORCE AND EFFECT.